Business Combinations and Divestitures (Tables)	12 Months Ended
Dec. 31, 2024
WalkMe
Business Combinations
Schedule of ongoing technological change by providing users with advanced guidance and automation capabilities.

€ millions
Cash paid	1,257
Replacement share-based payment awards	41
Call option exercise liability	31
Total consideration transferred	1,329

Schedule of recognized assets and Liabilities

€ millions
Intangible assets	502
Cash and cash equivalents	202
Other identifiable assets	235
Total identifiable assets	939
Other identifiable liabilities	264
Total identifiable liabilities	264
Total identifiable net assets	675
Goodwill	654
Total consideration transferred	1,329

Schedule of impact on SAP's financials from acquisitions

€ millions	2024	Contribution of
	as Reported	WalkMe
 Revenue	34,176	61
 Profit after tax	3,150	-47

LeanIX
Business Combinations
Schedule of recognized assets and Liabilities

€ millions
Intangible assets	476
Other identifiable assets	106
Total identifiable assets	582
Other identifiable liabilities	210
Total identifiable liabilities	210
Total identifiable net assets	372
Goodwill	859
Total consideration transferred	1,231

Schedule of impact on SAP's financials from acquisitions

	2023
€ millions	as Reported	Contribution of LeanIX
 Revenue	31,207	10
 Profit after tax	5,964	-8

Qualtrics International Inc
Business Combinations
Additional financial information relating to Qualtrics revenues and expenses are presented after consolidation of transactions

€ millions, unless otherwise stated	2023	2022
Consolidated Income Statements
Cloud revenue	621	1,129
Total revenue	745	1,351
Cost of cloud	-88	-265
Total cost of revenue	-196	-499
Total operating expenses (including total cost of revenue)	-1,155	-2,771
Disposal gain before tax	3,562	0
Operating profit	3,152	-1,420
Profit (loss) before tax	3,162	-1,423
Income tax expense[1]	-799	64
Profit (loss) after tax	2,363	-1,359
Attributable to owners of parent	2,505	-993

Earnings per share, basic (IFRS, in €)[2]	2.15	-0.85
Earnings per share, diluted (IFRS, in €)[2]	2.12	-0.85

Consolidated Statements of Cash Flow
Net operating cash flow	122	-29
Net investing cash flow	5,510	-32
Net financing cash flow	24	-263

[1] For 2023, €799 million relates to the gain on sale of discontinued operations.

[2] For 2023 and 2022, the weighted average number of shares was 1,167 million (diluted: 1,180 million) and 1,170 million (diluted: 1,175 million), respectively (treasury stock excluded).

Taulia Acquisition
Business Combinations
Schedule of recognized assets and Liabilities

€ millions
Intangible assets	157
Other identifiable assets	87
Total identifiable assets	244
Other identifiable liabilities	88
Total identifiable liabilities	88
Total identifiable net assets	156
Goodwill	549
Total consideration transferred	705

Schedule of impact on SAP's financials from acquisitions

€ millions	2022	Contribution of
	as Reported	TauliaI
 Revenue	30,871	59
 Profit after tax	1,708	-38